Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2010
	(in thousands)
Furniture, office and laboratory equipment	$1,002	$977
Leasehold improvements	763	763
	1,765	1,740
Less accumulated depreciation	(1,645)	(1,518)
	$120	$222

Depreciation expense was approximately $0.1 million, $0.1 million and $0.2 million in 2011, 2010 and 2009, respectively.  The Company sold excess equipment resulting in a gain of $5,000, $27,000 and $0.1 million in 2011, 2010 and 2009, respectively.